Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000097466
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Aggressive Portfolio Class A (including sales charges) ($26,314)
Average Annual Return, Percent	11.69%	8.46%	10.16%
C000097468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Aggressive Portfolio Class C (including sales charges) ($25,897)
Average Annual Return, Percent	16.51%	8.92%	9.98%
C000097469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Aggressive Portfolio Class R ($27,241)
C000129848
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class ($28,865)
C000097471
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Aggressive Portfolio Institutional Class ($28,630)
C000097472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Conservative Portfolio Class A (including sales charges) ($14,301)
Average Annual Return, Percent	4.88%	1.69%	3.64%
C000097474
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Conservative Portfolio Class C (including sales charges) ($13,914)
Average Annual Return, Percent	8.24%	1.91%	3.36%
C000097477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Conservative Portfolio Institutional Class ($15,381)
C000097490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Portfolio Class A (including sales charges) ($19,809)
Average Annual Return, Percent	8.42%	5.02%	7.07%
C000097492
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Portfolio Class C (including sales charges) ($19,479)
Average Annual Return, Percent	13.20%	5.47%	6.89%
C000129854
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Portfolio Institutional 3 Class ($21,689)
C000097495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Portfolio Institutional Class ($21,555)
C000097378
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Builder Fund Class A (including sales charges) ($16,700)
Average Annual Return, Percent	6.01%	2.53%	5.26%
C000097380
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Builder Fund Class C (including sales charges) ($16,239)
Average Annual Return, Percent	9.39%	2.75%	4.97%
C000097381
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Builder Fund Class R ($17,093)
C000122763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Builder Fund Institutional 2 Class ($17,999)
C000172350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Builder Fund Institutional 3 Class ($18,034)
C000097383
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Builder Fund Institutional Class ($17,953)
Without Sales Load [Member] | C000097466
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%	9.75%	10.82%
Without Sales Load [Member] | C000097468
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%	8.92%	9.98%
Without Sales Load [Member] | C000097469
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%	9.48%	10.54%
Without Sales Load [Member] | C000129848
Average Annual Return [Line Items]
Average Annual Return, Percent	18.75%	10.11%	11.18%
Without Sales Load [Member] | C000097471
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%	10.01%	11.09%
Without Sales Load [Member] | C000097472
Average Annual Return [Line Items]
Average Annual Return, Percent	10.09%	2.69%	4.15%
Without Sales Load [Member] | C000097474
Average Annual Return [Line Items]
Average Annual Return, Percent	9.24%	1.91%	3.36%
Without Sales Load [Member] | C000097477
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%	2.95%	4.40%
Without Sales Load [Member] | C000097490
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%	6.27%	7.71%
Without Sales Load [Member] | C000097492
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%	5.47%	6.89%
Without Sales Load [Member] | C000129854
Average Annual Return [Line Items]
Average Annual Return, Percent	15.43%	6.60%	8.05%
Without Sales Load [Member] | C000097495
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%	6.55%	7.98%
Without Sales Load [Member] | C000097378
Average Annual Return [Line Items]
Average Annual Return, Percent	11.27%	3.54%	5.77%
Without Sales Load [Member] | C000097380
Average Annual Return [Line Items]
Average Annual Return, Percent	10.39%	2.75%	4.97%
Without Sales Load [Member] | C000097381
Average Annual Return [Line Items]
Average Annual Return, Percent	10.99%	3.29%	5.51%
Without Sales Load [Member] | C000122763
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	3.82%	6.05%
Without Sales Load [Member] | C000172350
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%	3.87%	6.07%
Without Sales Load [Member] | C000097383
Average Annual Return [Line Items]
Average Annual Return, Percent	11.45%	3.80%	6.03%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)
Average Annual Return, Percent	17.39%	9.92%	11.48%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
Average Annual Return, Percent	17.39%	10.21%	11.77%
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)
Average Annual Return, Percent	17.39%	9.92%	11.48%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
Average Annual Return, Percent	17.39%	10.21%	11.77%
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)
Average Annual Return, Percent	17.39%	9.92%	11.48%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
Average Annual Return, Percent	17.39%	10.21%	11.77%
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)
Average Annual Return, Percent	17.39%	9.92%	11.48%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
Average Annual Return, Percent	17.39%	10.21%	11.77%
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)
Average Annual Return, Percent	17.39%	9.92%	11.48%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
Average Annual Return, Percent	17.39%	10.21%	11.77%
Columbia Threadneedle: Blended Benchmark - 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emer
Average Annual Return [Line Items]
Line Graph and Table Measure Name	75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 5% MSCI EAFE + Emerging Markets Index (Net) ($16,273)
Average Annual Return, Percent	9.90%	3.01%	4.99%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Mont
Average Annual Return [Line Items]
Line Graph and Table Measure Name	66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index ($15,627)
Average Annual Return, Percent	9.08%	2.97%	4.57%
Columbia Threadneedle: Blended Benchmark - 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emer
Average Annual Return [Line Items]
Line Graph and Table Measure Name	75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 5% MSCI EAFE + Emerging Markets Index (Net) ($16,273)
Average Annual Return, Percent	9.90%	3.01%	4.99%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Mont
Average Annual Return [Line Items]
Line Graph and Table Measure Name	66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index ($15,627)
Average Annual Return, Percent	9.08%	2.97%	4.57%
Columbia Threadneedle: Blended Benchmark - 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emer
Average Annual Return [Line Items]
Line Graph and Table Measure Name	75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 5% MSCI EAFE + Emerging Markets Index (Net) ($16,273)
Average Annual Return, Percent	9.90%	3.01%	4.99%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Mont
Average Annual Return [Line Items]
Line Graph and Table Measure Name	66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index ($15,627)
Average Annual Return, Percent	9.08%	2.97%	4.57%
Columbia Threadneedle: Blended Benchmark - 45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)
Average Annual Return, Percent	14.29%	6.69%	8.46%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
Average Annual Return, Percent	13.34%	6.57%	8.28%
Columbia Threadneedle: Blended Benchmark - 45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)
Average Annual Return, Percent	14.29%	6.69%	8.46%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
Average Annual Return, Percent	13.34%	6.57%	8.28%
Columbia Threadneedle: Blended Benchmark - 45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)
Average Annual Return, Percent	14.29%	6.69%	8.46%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
Average Annual Return, Percent	13.34%	6.57%	8.28%
Columbia Threadneedle: Blended Benchmark - 45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)
Average Annual Return, Percent	14.29%	6.69%	8.46%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
Average Annual Return, Percent	13.34%	6.57%	8.28%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Average Annual Return, Percent	8.86%	3.33%	4.49%
Columbia Threadneedle: Russell 3000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Average Annual Return, Percent	15.89%	12.32%	11.57%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Average Annual Return, Percent	8.86%	3.33%	4.49%
Columbia Threadneedle: Russell 3000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Average Annual Return, Percent	15.89%	12.32%	11.57%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Average Annual Return, Percent	8.86%	3.33%	4.49%
Columbia Threadneedle: Russell 3000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Average Annual Return, Percent	15.89%	12.32%	11.57%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Average Annual Return, Percent	8.86%	3.33%	4.49%
Columbia Threadneedle: Russell 3000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Average Annual Return, Percent	15.89%	12.32%	11.57%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Average Annual Return, Percent	8.86%	3.33%	4.49%
Columbia Threadneedle: Russell 3000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Average Annual Return, Percent	15.89%	12.32%	11.57%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Average Annual Return, Percent	8.86%	3.33%	4.49%
Columbia Threadneedle: Russell 3000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Average Annual Return, Percent	15.89%	12.32%	11.57%